Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,033,000
Previously Paid Amount	0.00
Total Fee Amount	418.86
Total Offset Amount	0.00
Net Fee	418.86
Narrative - Max Aggregate Offering Price	$ 3,033,000
Final Prospectus	true